Related Party Transactions (Details Narrative)								12 Months Ended
	Mar. 16, 2018 USD ($)	Feb. 02, 2018 USD ($)	Aug. 15, 2016 USD ($)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	Feb. 25, 2016 USD ($)	Feb. 25, 2016 AUD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 AUD ($)	May 05, 2016 AUD ($)
Loans from related party								$ 54,753	$ 56,802
Due to related parties								32,898	35,204
Related party transaction, amount								59,226
Accrued Bonus								162,744
North Horizon Pty Ltd [Member]
Lease term				5 years	5 years
Annual rental payments				$ 27,302
Goods and service tax				2,664
Future minimum payments due								83,017
North Horizon Pty Ltd [Member] | AUD [Member]
Annual rental payments					$ 39,600
Goods and service tax					$ 3,600
Future minimum payments due										$ 112,200
Current and Former Director [Member]
Loans from related party								54,753	56,802
Two Current Directors [Member]
Due to related parties								32,898	35,204
Nathanielsz [Member] | North Horizon Pty Ltd [Member]
Future minimum payments due				$ 146,500
Nathanielsz [Member] | North Horizon Pty Ltd [Member] | AUD [Member]
Future minimum payments due											$ 198,000
Sylvia Nathanielsz [Member] | Through January 31, 2018
Compensation								57,675
Mrs. Nathanielsz [Member]
Compensation		$ 88,788						72,684
James Nathanielsz [Member]
Compensation								14,706	13,787
Related party transaction, amount						$ 3,502
Payments for other fees								41,481	40,562
James Nathanielsz [Member] | Chief Executive Officer [Member]
Payments for other fees								$ 120,000	$ 130,000
Officers' compensation			$ 250,000
James Nathanielsz [Member] | Board of Directors [Member]
Officers' compensation	$ 221,970
James Nathanielsz [Member] | AUD [Member]
Related party transaction, amount							$ 4,481
James Nathanielsz [Member] | AUD [Member] | Board of Directors [Member]
Officers' compensation	$ 300,000